SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - Land [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
NeoGames Ukraine [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease term	60 months
Annual lease payment and related expenses	$ 1
NeoGames System [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease term	120 months
Annual lease payment and related expenses	$ 1